Intangible assets - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 3,645	$ 2,832	$ 2,755
Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	6.60%	6.60%
Water rights | Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 1,693	$ 1,796